Label	Element	Value
Innovator U.S. Equity Ultra Buffer ETF™ - April | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	104.90%
Innovator U.S. Equity Ultra Buffer ETF™ - April | Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $567.67 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.70%
Innovator U.S. Equity Ultra Buffer ETF™ - April | Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $621.44 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.30%
Innovator U.S. Equity Ultra Buffer ETF™ - April | Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $621.44 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Innovator U.S. Equity Ultra Buffer ETF™ - April | Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $388.41 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.60%)
Innovator U.S. Equity Ultra Buffer ETF™ - April | Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $675.47 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(7.40%)